Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Stock-Based Compensation
9.	Stock-Based Compensation

On November 17, 2011, the Company established the Aerpio Therapeutics, Inc. 2011 Equity Incentive Plan (the Plan). The Plan allows for the grant of either incentive stock options or non-qualified stock options to purchase Common Stock, stock bonuses, or restricted stock awards for management and certain persons performing services for the Company. As of December 31, 2016, a total of 5,860,874 shares of Common Stock were authorized for issuance in accordance with the provisions of the Plan.

Stock Options

The options granted generally vest over 48 months. For employees with less than one year’s service, options vest in installments of 25% at the one-year anniversary and thereafter in 36 equal monthly installments beginning in the 13 month after the initial Vesting Commencement Date (as defined), subject to the employee’s continuous service with the Company. Options granted to other employees vest in 48 equal monthly installments after the initial Vesting Commencement Date, subject to the employee’s continuous service with the Company. The options generally expire ten years after the date of grant. The fair value of these options granted is recognized as an expense over the requisite service period.

The fair value of each stock option award granted during the year ended December 31, 2016 and 2015 respectively, was estimated on the grant date using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31
	2016	2015
Expected term (years)	6.00	6.00
Risk-free interest rate	1.39%	1.97%
Expected volatility	61.00%	78.00%
Expected dividend yield	—	—

The determination of the fair value of stock option awards on the date of grant using the Black-Scholes option pricing model is affected by the estimated fair value of the Company’s common stock price, as well as a number of subjective variables. The Company engaged an independent valuation firm to assist management in estimating the fair value of the Company’s Common Stock to be used for purposes of estimating the fair value of options to purchase shares of Common Stock. The Company estimates the expected term of options granted utilizing the simplified method. As there has been no public market for the Company’s Common Stock, the Company has determined the volatility assumption for options granted based on data from a peer group of companies that issued options with substantially similar terms. The expected volatility of options granted has been determined using the average of the historical volatility measures of this peer group of companies for a period equal to the expected life of the option. The risk-free interest rate is based on the rate applicable to U.S. Treasury zero-coupon issues, with remaining maturities commensurate with the expected term of the options granted in effect on the date of grant. The Company has not paid, and does not anticipate paying, cash dividends on shares of Common Stock; therefore, the expected dividend yield is assumed to be zero in the option valuation model.

The following table summarizes the stock option activity during 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2016	2,117,852	$0.71		$135,711
Granted	117,217	0.77
Exercised	(51,043)	0.37
Expired/cancelled	(19,250)	0.53

Outstanding, December 31, 2016	2,164,776	$0.72	7.48	$1,030,217

Expected to vest, December 31, 2016	729,391	$0.78	8.60	$308,767
Options exercisable, December 31, 2016	1,435,385	$0.70	6.92	$721,451

Aggregate intrinsic value represents the estimated fair value of the Company’s Common Stock at the end of the period in excess of the weighted average exercise price multiplied by the number of options outstanding or exercisable. The aggregate intrinsic value of options exercisable at December 31, 2015 was $116,924.

The weighted average grant date fair value of stock options granted during the years ended December 31, 2016 was $0.52. Stock options exercised during 2016 and 2015 had an intrinsic value of $20,335 and $5,813 respectively. Compensation expense for stock options was $180,399 and $125,926 for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016, there was $293,796 of unrecognized compensation cost related to stock options, which is expected to be recognized over a weighted average period of 2.4 years.

Restricted Stock

Shares of restricted stock generally have similar vesting terms as stock options. A summary of the Company’s restricted stock activity and related information during 2016 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, January 1, 2016	1,036,629	$0.72
Granted	—	—
Vested	(473,980)	0.66
Forfeited	—	—

Nonvested, December 31, 2016	562,649	$0.78

The Company recognized compensation expense for restricted stock of $307,927 and $343,919 for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016, there was $447,617 of unrecognized compensation cost related to these restricted stock grants, which is expected to be recognized over a weighted average period of 1.7 years.

Compensation Expense Summary

The Company has recognized the following compensation cost related to employee and non-employee stock-based compensation activity:

	Year Ended December 31
	2016	2015
Research and development	$317,644	$295,304
General and administrative	170,682	174,542

Total	$488,326	$469,846